Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011
Revenue:
Commissions	¥ 72,279		¥ 85,926		¥ 149,646		¥ 182,706
Fees from investment banking	17,131		13,819		27,514		27,589
Asset management and portfolio service fees	33,411		36,712		67,224		75,767
Net gain on trading	88,929		25,984		173,328		93,484
Gain (loss) on private equity investments	299		(2,315)		(5,088)		(8,265)
Interest and dividends	92,834		107,288		196,303		240,375
Gain (loss) on investments in equity securities	12,970		(2,544)		5,909		(3,141)
Other	143,373		112,977		285,983		196,342
Total revenue	461,226		377,847		900,819		804,857
Interest expense	59,547		76,258		129,886		172,903
Net revenue	401,679	[1]	301,589	[1],[2]	770,933	[1]	631,954	[1]
Non-interest expenses:
Compensation and benefits	133,696		142,569		258,269		278,876
Commissions and floor brokerage	21,904		22,939		43,882		46,997
Information processing and communications	45,145		43,544		87,669		87,091
Occupancy and related depreciation	22,140		26,371		46,250		47,063
Business development expenses	11,173		12,333		22,502		21,668
Other	132,204		98,465		257,278		160,533
Total non-interest expenses	366,262		346,221		715,850		642,228
Income (loss) before income taxes	35,417		(44,632)	[2]	55,083		(10,274)
Income tax expense (benefit)	30,056		(373)		43,646		15,947
Net income (loss)	5,361		(44,259)		11,437		(26,221)
Less: net income attributable to noncontrolling interests	2,552		1,833		6,737		2,100
Net income (loss) attributable to NHI shareholders	¥ 2,809		¥ (46,092)		¥ 4,700		¥ (28,321)
Basic-
Net income (loss) attributable to NHI shareholders per share	¥ 0.76		¥ (12.64)		¥ 1.28		¥ (7.81)
Diluted-
Net income (loss) attributable to NHI shareholders per share	¥ 0.74		¥ (12.65)		¥ 1.25		¥ (7.81)

[1]	There is no revenue derived from transactions with a single major external customer.
[2]	Nomura corrected the allocation of expenses of 1,837 million yen from Japan to the Americas for the three months ended September 30, 2011. The correction has no impact on Income (loss) before income taxes as set forth in the consolidated statements of income.